RESTRUCTURING CHARGES (Tables)	12 Months Ended
Dec. 31, 2017
RESTRUCTURING CHARGES [Abstract]
Summary of activities related to restructuring charges
In millions of $	Employee severance	Other	Total

Liability as of January 1, 2016	4.0	1.7	5.7
Restructuring charges	0.7	0.0	0.7
Cash payments	(3.1)	(1.7)	(4.8)
Effect of foreign currency translation	0.0	0.0	0.0

Liability as of December 31, 2016	1.6	-	1.6
Restructuring charges	-	-	-
Cash payments	(1.5)	-	(1.5)
Effect of foreign currency translation	0.1	-	0.1

Liability as of December 31, 2017	0.2	-	0.2